OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about entity reportable segments, assets and liabilities
	Operations
	GMC	Topia	Coricancha	Exploration	Corporate	Total
2018
Revenue	$39,635	$19,799	$–	$–	$–	$59,434
Exploration and evaluation expenses	1,456	298	7,101	243	2,231	11,329
Income (loss) before income taxes	1,028	3,922	(7,103)	(3,032)	(4,226)	(9,411)
Net income (loss)	1,120	3,981	(7,103)	(3,032)	(5,029)	(10,063)
Additions to non-current assets	959	773	(536)	–	–	1,196

As at December 31, 2018
Total assets	$7,990	$12,813	$27,538	$2,427	$62,008	$112,776
Total liabilities	$5,995	$2,395	$27,278	$–	$4,452	$40,120

2017
Revenue	$49,366	$14,380	$–	$–	$–	$63,746
Exploration and evaluation expenses	2,606	528	2,875	407	1,059	7,475
Income (loss) before income taxes	10,865	1,843	(2,260)	(1,491)	(6,201)	2,756
Net income (loss)	9,997	1,777	(2,260)	(1,491)	(6,733)	1,290
Additions to non-current assets	2,122	2,307	15,194	–	–	19,623

As at December 31, 2017
Total assets	$13,887	$14,102	$30,050	$2,568	$61,273	$121,880
Total liabilities	$5,867	$2,260	$27,189	$54	$5,369	$40,739